Others - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands					1 Months Ended
	Jun. 30, 2020 CNY (¥)	Feb. 10, 2020 TWD ($)	Feb. 10, 2020 USD ($)	Dec. 27, 2019 TWD ($)	Dec. 31, 2013 TWD ($)
Disclosure Detailed Information About Others [Line Items]
Contribution received from Environmental Protection | $				$ 55,062
Procuratorate [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed | ¥	¥ 400
Income from fines and penalties | ¥	¥ 344
Original Fine [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed | $					$ 102,014
New Fine [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed		$ 46,952	$ 1,672